RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
16. RELATED PARTY TRANSACTIONS
The Company utilizes and subleases office and laboratory space in a building owned by a related party. The Company paid $322, $322 and $322 under month-to-month lease arrangements for this space for the years ended December 31, 2021, 2020 and 2019, respectively.
The Company utilizes and subleases other office and laboratory spaces from 4Catalyzer Corporation (“4C”), a company under common ownership under month-to-month lease arrangements. The Company paid $148, $155 and $224 for these spaces for the years ended December 31, 2021, 2020 and 2019, respectively.
The Company also made payments to 4C to prefund the acquisition of certain shared capital assets, reflected in Other assets - related party on the consolidated balance sheets of $0 and $738 at December 31, 2021 and 2020, respectively.
The Company was a party to an Amended and Restated Technology Services Agreement (the “ARTSA”), most recently amended on November 11, 2020, by and among 4C, the Company and other participant companies controlled by the Rothberg family. The Company entered into a First Addendum to the ARTSA on February 17, 2021 pursuant to which the Company agreed to terminate its participation under the ARTSA no later than immediately prior to the Effective Time of the Business Combination, resulting in the termination of the Company’s participation under the ARTSA on June 10, 2021. In connection with the termination of the Company’s participation under the ARTSA, the Company terminated its lease agreement with 4C and negotiated an arm’s length lease agreement. As a result, the Company wrote off Other assets – related party of $700 which was recorded in General and administrative in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2021. Under the ARTSA, the Company and the other participant companies had agreed to share certain non-core technologies, which means any technologies, information or equipment owned or otherwise controlled by the participant company that are not specifically related to the core business area of the participant and subject to certain restrictions on use. The ARTSA also provided for 4C to perform certain services for the Company and each other participant company such as monthly administrative, management and technical consulting services to the Company which were pre-funded approximately once per quarter. The Company incurred expenses of $2,009, $1,516 and $2,214 during the years ended December 31, 2021, 2020 and 2019, respectively. The amounts advanced and due from 4C at December 31, 2021 and 2020, related to operating expenses was $0 and $13, respectively, and are included in Prepaid expenses and other current assets on the consolidated balance sheets. The amounts advanced and due to 4C at December 31, 2021 and 2020, related to operating expenses was $128 and $0, respectively, and are included in Accounts payable on the consolidated balance sheets.
The ARTSA also provided for the participant companies to provide other services to each other. The Company also had transactions with other entities under common ownership, which included payments made to third parties on behalf of the Company. The amounts remaining payable at December 31, 2021 and 2020 were $17 and $28, respectively, and are included in the Accounts payable on the consolidated balance sheets. In addition, the Company had transactions with these other entities under common ownership which included payments made by the Company to third parties on behalf of the other entities. The amounts remaining payable to the Company at December 31, 2021 and 2020 are in the aggregate $15 and $69, respectively, and are reflected in the Prepaid expenses and other current assets on the consolidated balance sheets. All amounts were paid or received throughout the year within 30 days after the end of each month.
On September 20, 2021, the Company entered into a Binders Collaboration (the “Collaboration”) with Protein Evolution, Inc. (“PEI”) to develop technology and methods in the field of nanobodies and potentially other binders to produce novel biological reagents and related data. The Collaboration is made pursuant to and governed by the Technology and Services Exchange Agreement, effective as of June 10, 2021, by and among the Company and the participants named therein, including PEI. Dr. Rothberg serves as Chairman of the Board of Directors of PEI and the Rothberg family are controlling stockholders of PEI. The Company has not made any payments under the Collaboration for the year ended December 31, 2021.
The Company had promissory notes with the President and Chief Operating Officer and other Company employees in amounts totaling $0 and $150 as of December 31, 2021 and 2020, respectively.
Dr. Rothberg and the Company entered into an Executive Chairman Agreement as of June 10, 2021 (the “Executive Chairman Agreement”) in which Dr. Rothberg provides consulting services to the Company for $400 annually. In addition to the Executive Chairman Agreement, Dr. Rothberg also receives fees as the Company’s
Chairman of the Board of Directors and a member of the Nominating and Corporate Governance Committee. Quantum-Si paid $139 to Dr. Rothberg for the year ended December 31, 2021 for the services that were provided to the Company.